Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2022
ZHEJIANG TIANLAN
Bank borrowings
	December 31,
	2022	2021
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	501	8,511
Bank loans borrowed by subsidiaries of the Company (note ii)	5,007	5,007

	5,508	13,518